SUPPLEMENT DATED FEBRUARY 26, 2009

                  TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2008
AS SUPPLEMENTED SEPTEMBER 22, 2008, NOVEMBER 24, 2008, AND JANUARY 26, 2009 OF:

                               ALLIANZ REWARDS(TM)
                              ALLIANZ ALTERITY(TM)
                           ALLIANZ HIGH FIVE(TM) BONUS
                             ALLIANZ HIGH FIVE(TM) L
                              ALLIANZ HIGH FIVE(TM)
                    VALUEMARK(R) II & III AND VALUEMARK(R) IV
                         ALLIANZ ADVANTAGE(TM) NEW YORK
                        ALLIANZ OPPORTUNITY(TM) NEW YORK
                         ALLIANZ CHARTER(TM) II NEW YORK
                         ALLIANZ HIGH FIVE(TM) NEW YORK

                                       AND

ALLIANZ CONNECTIONS(SM) DATED JULY 17, 2008, AS SUPPLEMENTED JANUARY 26, 2009 ALLIANZ VISION(SM)DATED JULY 17, 2008, AS SUPPLEMENTED JANUARY 26, 2009
ALLIANZ VISION(SM)NEW YORK DATED AUGUST 7,2008, AS SUPPLEMENTED JANUARY 26, 2009

                                   ISSUED BY

   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY
                               VARIABLE ACCOUNT C

   THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE. THE
    INVESTMENT OPTIONS MENTIONED BELOW MAY NOT BE OFFERED THROUGH ALL OF THE
                       ABOVE REFERENCED VARIABLE PRODUCTS.

         THIS SUPPLEMENT ALSO UPDATES INFORMATION APPLICABLE TO CERTAIN
            ADDITIONAL CONTRACTS AND POLICIES ISSUED BY ALLIANZ LIFE
          INSURANCE COMPANY THAT ARE NOT REFERENCED ABOVE, WHICH ARE NO
                            LONGER OFFERED FOR SALE.

--------------------------------------------------------------------------------
                              NOTICE OF LIQUIDATION

The Board of Trustees for the Franklin Templeton Variable Insurance Products Trust and the Van Kampen Life Investment Trust have approved a proposal to liquidate the Investment Options listed below. Effective April 24, 2009, shares of the following Investment Options will be liquidated, subject to any shareholder approval, and the proceeds will be used to purchase shares of the AZL Money Market Fund, owned through variable insurance products issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York (known collectively as "Allianz Life Insurance Company"). There will be no fee charged for the liquidations and the liquidations will not count toward any limit on free transfers.

     ---------------------------------------------- ------------ ------------------------------------------ -----------
                                                                    AZL REPLACEMENT INVESTMENT OPTION
          INVESTMENT OPTION TO BE LIQUIDATED            SHARE                  (SUBADVISER)                    SHARE
                       (ADVISER)                      CLASS(ES)                                              CLASS(ES)
     ---------------------------------------------- ------------ ------------------------------------------ -----------
     FRANKLIN MONEY MARKET FUND                     Class 1 & 2             AZL MONEY MARKET FUND            Class 2
     (Franklin Advisers, Inc.)                                       (BlackRock Institutional Management
                                                                                Corporation)
     ---------------------------------------------- ------------
     FRANKLIN GLOBAL COMMUNICATIONS SECURITIES      Class 1 & 2
     FUND

     (Franklin Advisers, Inc.)

     ---------------------------------------------- ------------
     VAN KAMPEN LIT ENTERPRISE PORTFOLIO              Class 1
     (Van Kampen Asset Management)

     ---------------------------------------------- ------------ ------------------------------------------ -----------

Prior to the liquidations you may transfer the Contract Value attributable to the Investment Options being liquidated to another Investment Option(s) available under your Contract. If you choose, you can divide the applicable Contract Value, transferring part to one Investment Option and part to other Investment Options, subject to any Contract limitations on minimum investment in a particular Investment Option. After the liquidation, Allianz Life Insurance Company will send you a confirmation notice within five days after the liquidations have taken place.

If you have not already received a current prospectus for the Replacement Investment Option, you can obtain a copy of the prospectus for the Replacement Investment Option or for any of the other Investment Options available under your Contract, free of charge, by calling our Service Center toll-free at (800) 624-0197.

                                                                  PRO-006-0508